Disposal of Shanghai Jingyue (Tables)	6 Months Ended
Jun. 30, 2026
Disposal of Shanghai Jingyue [Abstract]
Schedule of Aggregated Financial Results of the Discontinued Operations

For the period from January 1, 2025 through June 27, 2025, the aggregated financial results of the discontinued operations, after intercompany elimination, are as follows:

For the period from January 1, 2025 through June 27, 2025
Revenues	$118,160
Cost of revenues	(22,798)
Gross profit	95,362
Selling and marketing expenses	(108,772)
General and administrative expenses	(610,206)
Total other expenses, net	(52,042)
Loss before income taxes from operations of discontinued operation	(675,658)
Gain on disposal of discontinued operation	4,760,997
Income tax expenses	(497,968)
Net income from discontinued operation	$3,587,371

For the period from January 1, 2025 through June 27, 2025, the aggregated cashflow of the discontinued operations, after intercompany elimination, are as following:

For the period from January 1, 2025 through June 27, 2025
Net cash provided by operating activities from discontinued operations	$4,827,758
Net cash used in investing activities from discontinued operations	$(311,612)
Net cash used in financing activities from discontinued operations	$(4,490,841)